Strive Emerging Markets Ex-China ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.6%
Bermuda - 0.1%
542	Credicorp Ltd. ADR	$67,728
Brazil - 5.9%
42,961	Ambev S.A.	109,410
15,648	Atacadao S.A.	27,871
53,467	B3 S.A. - Brasil Bolsa Balcao	118,244
44,219	Banco Bradesco S.A.	107,439
15,250	Banco BTG Pactual S.A.	89,895
13,999	Banco do Brasil S.A.	134,305
15,686	Banco Santander Brasil S.A.	83,536
14,013	BB Seguridade Participacoes S.A.	85,272
15,180	Caixa Seguridade Participacoes S.A.	32,608
27,319	CCR S.A.	65,185
12,592	Centrais Eletricas Brasileiras S.A.	86,665
9,973	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,421
8,176	Cia Energetica de Minas Gerais	24,974
4,126	Cia Paranaense de Energia	6,383
8,129	Cia Paranaense de Energia	66,267
17,410	Cia Siderurgica Nacional S.A.	40,713
35,043	Cosan S.A.	109,610
5,506	CPFL Energia S.A.	36,596
11,963	Energisa S.A.	110,928
5,097	Engie Brasil Energia S.A.	39,882
18,848	Equatorial Energia S.A.	118,432
144,904	Hapvida Participacoes e Investimentos S.A. (a)(b)	106,054
11,812	Hypera S.A.	71,082
13,209	Itau Unibanco Holding S.A.	59,629
24,733	Itausa S.A.	43,219
24,744	JBS S.A.	98,500
23,634	Klabin S.A.	100,316
7,951	Localiza Rent a Car S.A.	80,413
28,162	Lojas Renner S.A.	68,817
84,078	Magazine Luiza S.A. (a)	22,346
26,193	Natura & Co. Holding S.A. (a)	66,395
4,305	Neoenergia S.A.	14,951
15,606	Petroleo Brasileiro S.A.	117,004
14,227	PRIO Brasil S.A. (a)	134,178
24,771	Raia Drogasil S.A.	126,809
12,805	Rede D'Or Sao Luiz S.A. (b)	54,987
25,159	Rumo S.A.	111,230
33,393	Sendas Distribuidora S.A.	72,194
17,539	Suzano S.A.	179,643
11,906	Telefonica Brasil S.A.	106,645

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Brazil - 5.9%
23,719	TIM Brasil S.A.	71,462
14,329	Vale S.A.	196,188
23,556	Vibra Energia S.A.	92,603
12,937	WEG S.A.	84,498
		3,688,799
Cayman Islands - 0.4%
1,474	Alchip Technologies Ltd.	119,292
19,832	Chailease Holding Co., Ltd.	107,308
		226,600
Chile - 0.8%
3,032	AntarChile S.A.	24,560
100,774	Banco de Chile	10,353
2,434	Banco de Credito e Inversiones S.A.	58,198
189,355	Banco Santander Chile	8,255
35,511	Cencosud S.A.	57,532
411,034	Cia Sud Americana de Vapores S.A.	22,825
29,298	Empresas CMPC S.A.	52,376
11,556	Empresas Copec S.A.	76,502
544,169	Enel Americas S.A. (a)	55,937
22,617	Falabella S.A. (a)	46,055
8,330,179	Latam Airlines Group S.A. (a)	65,152
11,147	Quinenco S.A.	30,170
		507,915
Colombia - 0.2%
3,394	Bancolombia S.A.	24,202
53,708	Ecopetrol S.A.	31,617
39,240	Grupo Energia Bogota S.A. ESP	15,873
6,378	Interconexion Electrica S.A. ESP	22,469
		94,161
Czech Republic - 0.2%
2,234	CEZ AS	95,591
975	Komercni Banka AS	28,555
4,101	Moneta Money Bank AS (b)	15,843
		139,989
Greece - 0.8%
72,431	Eurobank Ergasias Services and Holdings S.A. - Class A (a)	118,178
5,004	Hellenic Telecommunications Organization S.A.	70,049
2,831	Mytilineos S.A.	104,782
15,994	National Bank of Greece S.A. (a)	91,386
5,507	OPAP S.A.	93,231
		477,626

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Hungary - 0.3%
5,986	MOL Hungarian Oil & Gas PLC	47,630
2,816	OTP Bank Nyrt	104,787
1,671	Richter Gedeon Nyrt	39,180
		191,597
India - 22.9%
5,351	Adani Enterprises Ltd.	147,476
8,766	Adani Green Energy Ltd. (a)	95,984
16,472	Adani Ports & Special Economic Zone Ltd.	155,256
31,178	Adani Power Ltd. (a)	135,952
2,115	Apollo Hospitals Enterprise Ltd.	122,439
55,133	Ashok Leyland Ltd.	111,049
4,001	Asian Paints Ltd.	143,958
2,095	Avenue Supermarts Ltd. (a)(b)	91,426
21,516	Axis Bank Ltd.	253,733
2,123	Bajaj Auto Ltd.	135,502
2,108	Bajaj Finance Ltd.	189,704
10,240	Bajaj Finserv Ltd.	193,039
49,036	Bank of Baroda	115,554
69,963	Bharat Electronics Ltd.	111,971
18,699	Bharti Airtel Ltd.	205,364
2,053	Britannia Industries Ltd.	109,149
8,521	Cholamandalam Investment and Finance Co., Ltd.	116,395
8,489	Cipla Ltddia	122,351
31,340	Coal India Ltd.	118,289
18,148	Dabur India Ltd.	115,285
2,117	Divi's Laboratories Ltd.	86,155
12,176	DLF Ltd.	82,408
1,989	Dr Reddy's Laboratories Ltd.	128,227
2,378	Eicher Motors Ltd. (a)	94,126
7,180	Godrej Consumer Products Ltd. (a)	85,534
5,967	Grasim Industries Ltd.	135,216
8,184	HCL Technologies Ltd.	125,426
78,500	HDFC Bank Ltd.	1,392,109
18,011	HDFC Life Insurance Co., Ltd. (b)	133,765
3,028	Hero MotoCorp Ltd.	112,319
24,718	Hindalco Industries Ltd.	136,417
4,786	Hindustan Aeronautics Ltd.	104,795
6,944	Hindustan Unilever Ltd.	207,172
81,000	ICICI Bank Ltd.	890,517
24,069	Indian Hotels Co., Ltd.	110,836
11,595	IndusInd Bank Ltd.	200,722
2,120	Info Edge India Ltd.	103,996
39,000	Infosys Ltd.	640,985

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
India - 22.9% (cont’d)
3,617	InterGlobe Aviation Ltd. (a)(b)	106,602
82,728	ITC Ltd.	425,669
16,232	JSW Steel Ltd.	143,558
11,573	Kotak Mahindra Bank Ltd.	241,777
12,386	Larsen & Toubro Ltd.	435,741
1,602	LTIMindtree Ltd. (b)	97,368
7,427	Mahindra & Mahindra Ltd.	130,113
1,054	Maruti Suzuki India Ltd.	131,560
16,795	Max Healthcare Institute Ltd.	115,737
676	Nestle India Ltd.	196,769
82,916	NTPC Ltd.	234,829
51,730	Oil & Natural Gas Corp. Ltd.	115,658
3,780	Pidilite Industries Ltd.	111,595
39,271	Power Finance Corp. Ltd.	116,315
74,603	Power Grid Corp. of India Ltd.	181,134
32,149	REC Ltd.	111,052
37,000	Reliance Industries Ltd.	1,016,738
7,723	SBI Life Insurance Co., Ltd. (b)	126,880
529	Shree Cement Ltd.	163,004
4,508	Shriram Finance Ltd.	101,783
2,388	Siemens Ltd.	95,537
3,895	SRF Ltd.	102,700
24,509	State Bank of India	166,482
8,659	Sun Pharmaceutical Industries Ltd.	113,216
10,842	Tata Consultancy Services Ltd.	438,680
10,397	Tata Consumer Products Ltd.	112,451
13,102	Tata Motors Ltd.	98,927
27,355	Tata Power Co., Ltd.	78,639
137,868	Tata Steel Ltd.	196,638
10,577	Tech Mahindra Ltd.	143,953
3,081	Titan Co., Ltd.	118,033
3,850	Trent Ltd.	99,636
6,245	TVS Motor Co., Ltd.	119,321
927	UltraTech Cement Ltd.	93,773
8,514	United Spirits Ltd. (a)	105,552
9,030	Varun Beverages Ltd.	98,566
22,793	Wipro Ltd.	104,522
98,255	Zomato Ltd. (a)	124,030
		14,275,139
Indonesia - 3.0%
378,012	Adaro Energy Indonesia Tbk PT	60,920
899,315	Amman Mineral Internasional PT (a)	367,992
246,361	Aneka Tambang Tbk	26,443

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Indonesia - 3.0% (cont’d)
123,045	Astra International Tbk PT	44,733
347,804	Bank Central Asia Tbk PT	191,582
260,837	Bank Mandiri Persero Tbk PT	93,185
182,011	Bank Negara Indonesia Persero Tbk PT	54,884
489,207	Bank Rakyat Indonesia Persero Tbk PT	152,752
399,976	Bank Syariah Indonesia Tbk PT	37,769
789,712	Barito Pacific Tbk PT	55,929
253,147	Chandra Asri Petrochemical Tbk PT	47,490
213,889	Charoen Pokphand Indonesia Tbk PT (a)	78,096
411,191	Dayamitra Telekomunikasi PT	16,049
7,883,688	GoTo Gojek Tokopedia Tbk PT (a)	29,778
10,067	Gudang Garam Tbk PT	14,750
75,014	Indah Kiat Pulp & Paper Tbk PT	45,334
66,594	Indofood CBP Sukses Makmur Tbk PT	43,390
128,567	Indofood Sukses Makmur Tbk PT	53,823
506,873	Kalbe Farma Tbk PT	53,926
800,871	Merdeka Battery Materials Tbk PT (a)	33,779
363,898	Merdeka Copper Gold Tbk PT (a)	51,085
102,780	PT Tower Bersama Infrastructure Tbk	13,393
562,010	Sarana Menara Nusantara Tbk PT	31,488
96,632	Semen Indonesia Persero Tbk PT	37,108
180,917	Sumber Alfaria Trijaya Tbk PT	32,915
332,775	Telkom Indonesia Persero Tbk PT	73,112
250,761	Trimegah Bangun Persada Tbk PT	15,391
167,915	Unilever Indonesia Tbk PT	38,266
41,429	United Tractors Tbk PT	65,527
60,144	Vale Indonesia Tbk PT	18,742
		1,879,631
Kuwait - 1.4%
41,046	Agility Public Warehousing Co. KSC (a)	69,770
48,641	Boubyan Bank KSCP	92,111
44,848	Commercial Bank of Kuwait KPSC	80,580
114,513	Kuwait Finance House KSCP	253,116
56,034	Mobile Telecommunications Co. KSCP	87,098
96,736	National Bank of Kuwait SAKP	274,156
		856,831
Luxembourg - 0.1%
5,350	Allegro.eu S.A. (a)(b)	38,295
Malaysia - 1.6%
53,242	Axiata Group Bhd	24,361
46,871	CELCOMDIGI BHD	41,613
37,058	CIMB Group Holdings Bhd	44,412
60,898	Genting Bhd	51,510

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Malaysia - 1.6% (cont’d)
82,029	Genting Malaysia Bhd	41,664
9,042	Hong Leong Bank Bhd	36,817
39,128	IHH Healthcare Bhd	49,274
40,091	IOI Corp. Bhd	33,069
10,436	Kuala Lumpur Kepong Bhd	48,144
34,903	Malayan Banking Bhd	66,077
20,033	Maxis Bhd	16,650
26,558	MISC Bhd	40,414
46,560	MR DIY Group M Bhd (b)	14,463
1,112	Nestle Malaysia Bhd	28,894
39,541	Petronas Chemicals Group Bhd	60,915
2,673	Petronas Dagangan Bhd	12,825
8,652	Petronas Gas Bhd	31,234
14,235	PPB Group Bhd	45,354
26,086	Press Metal Aluminium Holdings Bhd	26,937
88,316	Public Bank Bhd	77,111
44,532	RHB Bank Bhd	52,154
44,973	Sime Darby Bhd	21,616
45,751	Sime Darby Plantation Bhd	41,675
37,695	Telekom Malaysia Bhd	40,112
21,190	Tenaga Nasional Bhd	44,030
		991,325
Mexico - 3.6%
111,121	America Movil S.A.B. de C.V. (a)	91,897
12,352	Arca Continental S.A.B. de C.V.	110,838
14,035	Becle S.A.B. de C.V.	24,833
187,101	Cemex S.A.B. de C.V. (a)	111,976
14,669	Coca-Cola Femsa S.A.B. de C.V.	111,517
5,792	El Puerto de Liverpool S.A.B. de C.V.	29,488
25,434	Fomento Economico Mexicano S.A.B. de C.V.	287,563
24,067	GMexico Transportes S.A.B. de C.V. - Class C (b)	50,192
5,289	Gruma S.A.B. de C.V. - Class B	92,121
7,603	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	88,766
3,662	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	79,216
25,777	Grupo Bimbo S.A.B. de C.V. - Class A	104,629
25,793	Grupo Carso S.A.B. de C.V.	165,325
19,574	Grupo Comercial Chedraui S.A. de CV	114,020
1,403	Grupo Elektra S.A.B. de C.V. (a)	89,570
10,693	Grupo Financiero Banorte S.A.B. de C.V.	86,622
48,212	Grupo Financiero Inbursa S.A.B. de C.V. (a)	99,505
21,665	Grupo Mexico S.A.B. de C.V. - Class B	89,969
3,636	Industrias Penoles S.A.B. de C.V.	40,230

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
46,955	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	86,050
27,476	Orbia Advance Corp. S.A.B. de C.V.	44,592
6,292	Promotora y Operadora de Infraestructura S.A.B. de C.V.	51,850
58,927	Wal-Mart de Mexico S.A.B. de C.V.	211,142
		2,261,911
Panama - 0.0% (c)
571	InRetail Peru Corp. ADR (a)(b)	17,530
Peru - 0.0% (c)
13,190	Minsur S.A.	13,631
Philippines - 1.5%
81,892	Aboitiz Equity Ventures, Inc.	66,102
32,271	Aboitiz Power Corp.	20,447
264,519	ACEN Corp.	24,708
10,132	Ayala Corp.	108,123
233,808	Ayala Land, Inc.	114,761
19,601	Bank of the Philippine Islands	34,718
16,919	BDO Unibank, Inc.	38,019
92,783	Emperador, Inc.	34,013
940	Globe Telecom, Inc.	29,158
6,828	International Container Terminal Services, Inc.	24,212
86,706	JG Summit Holdings, Inc.	56,159
16,230	Jollibee Foods Corp.	58,639
7,332	Manila Electric Co.	45,873
66,666	Metropolitan Bank & Trust Co.	61,449
2,669	PLDT, Inc.	56,917
14,656	San Miguel Corp.	27,147
3,746	SM Investments Corp.	52,882
76,079	SM Prime Holdings, Inc.	40,225
28,087	Universal Robina Corp.	54,105
		947,657
Poland - 1.0%
2,677	Bank Polska Kasa Opieki S.A.	81,161
610	Dino Polska S.A. (a)(b)	57,712
415	ING Bank Slaski S.A. (a)	21,528
1,739	KGHM Polska Miedz S.A.	46,344
9	LPP S.A.	28,974
167	mBank S.A. (a)	20,609
6,984	ORLEN S.A.	110,264
14,924	PGE Polska Grupa Energetyczna S.A. (a)	25,858
7,765	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	80,230
7,245	Powszechny Zaklad Ubezpieczen S.A.	81,892
425	Santander Bank Polska S.A. (a)	46,051
		600,623

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Qatar - 1.2%
23,664	Commercial Bank PSQC	33,315
51,551	Dukhan Bank	51,339
17,667	Industries Qatar Q.S.C.	59,294
79,298	Masraf Al Rayan Q.S.C.	45,736
127,478	Mesaieed Petrochemical Holding Co.	55,669
29,238	Ooredoo Q.P.S.C.	79,419
11,963	Qatar Electricity & Water Co. Q.S.C.	54,344
23,332	Qatar Fuel Q.S.C.	95,161
99,385	Qatar Gas Transport Co., Ltd.	96,082
16,873	Qatar International Islamic Bank Q.S.C.	42,866
10,295	Qatar Islamic Bank S.A.Q.	49,199
25,816	Qatar National Bank Q.P.S.C.	105,576
		768,000
Republic of Korea - 13.1%
320	Amorepacific Corp.	29,949
2,662	Celltrion Healthcare Co., Ltd.	131,075
1,199	Celltrion, Inc.	132,724
536	DB Insurance Co., Ltd.	34,885
11,594	Doosan Enerbility Co., Ltd. (a)	115,206
563	Ecopro BM Co., Ltd.	81,789
422	Ecopro Co., Ltd.	193,728
3,753	Hana Financial Group, Inc.	108,932
774	Hankook Tire & Technology Co., Ltd.	21,892
334	Hanwha Aerospace Co., Ltd.	24,978
6,210	Hanwha Ocean Co., Ltd. (a)	108,516
1,209	Hanwha Solutions Corp. (a)	25,647
509	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	34,033
1,496	HLB, Inc. (a)	32,068
3,314	HMM Co., Ltd.	35,752
187	HYBE Co., Ltd. (a)	30,392
223	Hyundai Glovis Co., Ltd.	28,252
715	Hyundai Mobis Co., Ltd.	110,383
624	Hyundai Motor Co.	78,407
1,103	Hyundai Steel Co.	26,747
2,807	Industrial Bank of Korea	23,216
3,892	Kakao Corp.	108,932
1,636	KakaoBank Corp.	21,998
4,030	KB Financial Group, Inc.	153,674
2,822	Kia Corp.	160,684
866	Korea Aerospace Industries Ltd.	28,342
3,823	Korea Electric Power Corp. (a)	47,895
116	Korea Zinc Co., Ltd.	40,283
2,597	Korean Air Lines Co., Ltd.	39,420

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Republic of Korea - 13.1% (cont’d)
337	Krafton, Inc. (a)	40,873
4,753	KT Corp.	114,905
2,122	KT&G Corp.	134,024
399	Kum Yang Co., Ltd. (a)	25,939
316	L&F Co., Ltd.	30,511
544	LG Chem Ltd.	177,232
1,528	LG Corp.	87,343
3,034	LG Display Co., Ltd. (a)	27,385
1,484	LG Electronics, Inc.	109,552
471	LG Energy Solution Ltd. (a)	134,442
112	LG H&H Co., Ltd.	26,164
141	LG Innotek Co., Ltd.	23,282
3,467	LG Uplus Corp.	25,953
273	Lotte Chemical Corp.	29,593
1,173	Meritz Financial Group, Inc.	43,600
648	NAVER Corp.	89,915
167	NCSoft Corp.	28,749
281	Orion Corp.	24,926
325	POSCO Future M Co., Ltd.	56,912
278	POSCO Holdings, Inc.	84,704
2,573	Posco International Corp.	95,448
227	Samsung Biologics Co., Ltd. (a)(b)	119,168
1,610	Samsung C&T Corp.	127,198
1,420	Samsung Electro-Mechanics Co., Ltd.	130,692
61,834	Samsung Electronics Co., Ltd.	3,062,970
1,596	Samsung Engineering Co., Ltd. (a)	28,066
856	Samsung Fire & Marine Insurance Co., Ltd.	163,841
18,891	Samsung Heavy Industries Co., Ltd. (a)	95,396
1,944	Samsung Life Insurance Co., Ltd.	104,070
236	Samsung SDI Co., Ltd.	74,353
389	Samsung SDS Co., Ltd.	39,806
6,449	Shinhan Financial Group Co., Ltd.	165,934
2,627	SK Hynix, Inc.	226,219
433	SK, Inc.	45,527
579	SK Innovation Co., Ltd. (a)	52,389
3,964	SK Telecom Co., Ltd.	144,260
476	S-Oil Corp.	23,403
16,740	Woori Financial Group, Inc.	147,500
624	Yuhan Corp.	26,521
		8,198,564
Saudi Arabia - 10.0%
3,904	ACWA Power Co.	236,221
22,721	Al Rajhi Bank	406,381

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Saudi Arabia - 10.0% (cont’d)
23,896	Alinma Bank	209,558
7,211	Almarai Co. JSC	107,446
22,010	Arab National Bank	139,396
704	Arabian Internet & Communications Services Co.	58,698
15,683	Bank AlBilad	155,509
21,525	Bank Al-Jazira (a)	93,866
26,123	Banque Saudi Fransi	249,629
2,168	Bupa Arabia for Cooperative Insurance Co.	123,090
2,483	Dr Sulaiman Al Habib Medical Services Group Co.	166,786
774	Elm Co.	144,666
16,255	Etihad Etisalat Co.	199,743
25,549	Jarir Marketing Co.	98,611
23,463	Kingdom Holding Co.	44,342
2,786	Mouwasat Medical Services Co.	74,262
1,144	Nahdi Medical Co.	43,240
2,200	Power & Water Utility Co. for Jubail & Yanbu	31,901
12,245	Rabigh Refining & Petrochemical Co. (a)	32,901
24,159	Riyad Bank	170,973
6,967	SABIC Agri-Nutrients Co.	248,477
19,135	Sahara International Petrochemical Co.	164,491
16,264	Saudi Arabian Mining Co. (a)	156,068
139,324	Saudi Arabian Oil Co. (b)	1,236,669
1,485	Saudi Aramco Base Oil Co.	51,062
21,875	Saudi Awwal Bank	195,042
11,983	Saudi Basic Industries Corp.	245,946
22,932	Saudi Electricity Co.	108,804
18,023	Saudi Industrial Investment Group	115,106
20,424	Saudi Investment Bank	80,028
28,600	Saudi Kayan Petrochemical Co. (a)	80,656
22,493	Saudi National Bank	201,152
2,347	Saudi Research & Media Group (a)	88,210
1,407	Saudi Tadawul Group Holding Co.	62,332
23,936	Saudi Telecom Co.	245,000
12,084	Savola Group	117,245
8,085	Yanbu National Petrochemical Co.	81,570
		6,265,077
South Africa - 3.0%
7,723	Absa Group Ltd.	70,411
1,023	Anglo American Platinum Ltd.	34,251
7,950	Aspen Pharmacare Holdings Ltd.	72,212
2,649	Bid Corp. Ltd.	56,198
4,439	Bidvest Group Ltd.	62,833
800	Capitec Bank Holdings Ltd.	71,035

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
South Africa - 3.0% (cont’d)
5,449	Clicks Group Ltd.	80,296
5,990	Discovery Ltd.	41,325
4,967	Exxaro Resources Ltd.	49,826
39,714	FirstRand Ltd.	130,920
8,469	Gold Fields Ltd.	112,906
12,946	Impala Platinum Holdings Ltd.	53,958
3,924	Investec Ltd.	21,469
1,374	Kumba Iron Ore Ltd.	36,406
14,575	MTN Group Ltd.	$71,149
492	Naspers Ltd. (a)	76,802
8,248	Nedbank Group Ltd.	88,762
9,313	Northam Platinum Holdings Ltd.	56,210
82,133	Old Mutual Ltd.	52,221
17,525	OUTsurance Group Ltd.	37,913
45,687	Pepkor Holdings Ltd. (b)	41,673
17,947	Sanlam Ltd.	62,948
8,181	Sasol Ltd.	103,672
4,509	Shoprite Holdings Ltd.	57,781
47,054	Sibanye Stillwater Ltd.	60,340
11,211	Standard Bank Group Ltd.	110,014
9,429	Vodacom Group Ltd.	51,330
19,750	Woolworths Holdings, Ltd.	73,532
		1,838,393
Taiwan - 17.7%
5,238	Accton Technology Corp.	80,504
4,777	Advantech Co., Ltd.	48,823
48,725	ASE Technology Holding Co., Ltd.	170,504
8,570	Asustek Computer, Inc.	89,307
72,174	AUO Corp.	34,713
7,608	Catcher Technology Co., Ltd.	42,573
110,551	Cathay Financial Holding Co., Ltd.	149,628
80,803	Chang Hwa Commercial Bank Ltd.	42,725
350,568	China Development Financial Holding Corp. (a)	122,134
149,598	China Steel Corp.	111,386
54,374	Chunghwa Telecom Co., Ltd.	194,462
55,987	Compal Electronics, Inc.	48,418
228,594	CTBC Financial Holding Co., Ltd.	171,613
23,742	Delta Electronics, Inc.	212,642
10,037	E Ink Holdings, Inc.	51,988
188,398	E.Sun Financial Holding Co., Ltd.	138,532
2,443	Eclat Textile Co., Ltd.	38,714
817	eMemory Technology, Inc.	50,756
42,060	Eva Airways Corp.	35,531

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Taiwan - 17.7% (cont’d)
17,920	Evergreen Marine Corp. Taiwan Ltd.	59,393
24,587	Far EasTone Telecommunications Co., Ltd.	57,535
141,370	First Financial Holding Co., Ltd.	112,887
33,407	Formosa Chemicals & Fibre Corp.	62,725
13,445	Formosa Petrochemical Corp.	32,789
61,125	Formosa Plastics Corp.	145,109
98,419	Fubon Financial Holding Co., Ltd.	182,364
6,794	Gigabyte Technology Co., Ltd.	45,559
1,038	Global Unichip Corp.	45,924
2,337	Globalwafers Co., Ltd.	34,189
143,324	Hon Hai Precision Industry Co., Ltd.	426,415
2,885	Hotai Motor Co., Ltd.	53,635
96,347	Hua Nan Financial Holdings Co., Ltd. - Class C	60,300
101,985	Innolux Corp.	38,203
33,716	Inventec Corp.	41,788
978	Largan Precision Co., Ltd.	62,416
28,054	Lite-On Technology Corp.	86,493
17,591	MediaTek, Inc.	456,656
137,244	Mega Financial Holding Co., Ltd.	155,291
8,633	Micro-Star International Co., Ltd.	43,917
62,535	Nan Ya Plastics Corp.	119,344
12,064	Novatek Microelectronics Corp.	169,049
21,712	Pegatron Corp.	50,473
6,842	President Chain Store Corp.	54,318
33,879	Quanta Computer, Inc.	197,414
4,124	Realtek Semiconductor Corp.	51,049
46,819	Shanghai Commercial & Savings Bank Ltd.	61,925
167,006	Shin Kong Financial Holding Co., Ltd. (a)	44,744
228,099	SinoPac Financial Holdings Co., Ltd.	125,530
123,545	Taishin Financial Holding Co., Ltd.	65,705
87,157	Taiwan Cement Corp.	86,660
128,513	Taiwan Cooperative Financial Holding Co., Ltd.	99,649
24,140	Taiwan Mobile Co., Ltd.	71,300
305,054	Taiwan Semiconductor Manufacturing Co., Ltd.	4,975,291
15,925	Unimicron Technology Corp.	70,210
61,913	Uni-President Enterprises Corp.	129,610
149,014	United Microelectronics Corp.	212,254
803	Voltronic Power Technology Corp.	32,061
31,040	Walsin Lihwa Corp.	32,873
38,658	Wistron Corp.	106,552
940	Wiwynn Corp.	44,051
3,671	Yageo Corp.	59,533
28,944	Yang Ming Marine Transport Corp.	37,569

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Taiwan - 17.7% (cont’d)
156,939	Yuanta Financial Holding Co., Ltd.	117,577
		11,053,282
Thailand - 2.9%
10,763	Advanced Info Service PCL	65,879
42,594	Airports of Thailand PCL (a)	79,103
250,577	Asset World Corp. PCL	24,122
5,830	Bangkok Bank PCL	25,547
38,906	Bangkok Dusit Medical Services PCL	28,685
224,804	Bangkok Expressway & Metro PCL	49,411
20,184	Berli Jucker PCL	15,864
262,007	BTS Group Holdings PCL	54,308
14,656	Bumrungrad Hospital PCL	106,018
63,427	Central Pattana PCL	110,292
73,511	Central Retail Corp. PCL (b)	75,163
95,184	Charoen Pokphand Foods PCL	49,522
48,988	CP ALL PCL	75,303
46,677	CP Axtra PCL	36,687
15,858	Delta Electronics Thailand PCL	34,855
42,719	Energy Absolute PCL	49,919
14,002	Global Power Synergy PCL	15,193
45,868	Gulf Energy Development PCL	55,193
151,206	Home Product Center PCL	50,062
53,814	Indorama Ventures PCL	35,484
21,574	Intouch Holdings PCL	42,617
7,740	Kasikornbank PCL	28,318
115,658	Krung Thai Bank PCL	60,496
30,686	Krungthai Card PCL	37,352
228,293	Land & Houses PCL	47,955
61,806	Minor International PCL	48,148
14,192	PTT Exploration & Production PCL	64,756
63,127	PTT Global Chemical PCL	60,593
78,486	PTT Oil & Retail Business PCL (b)	39,961
42,709	PTT PCL	39,510
26,927	SCB X PCL	73,793
24,707	SCG Packaging PCL	24,747
7,319	Siam Cement PCL	58,646
27,470	Thai Oil PCL	35,921
1,661,839	TMBThanachart Bank PCL	77,214
311,140	True Corp. PCL (a)	52,372
		1,829,009
Turkey - 1.3%
34,424	Akbank TAS	35,811
34,517	Aselsan Elektronik Sanayi Ve Ticaret AS	50,387

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Turkey - 1.3% (cont’d)
6,572	BIM Birlesik Magazalar AS	63,123
60,219	Enka Insaat ve Sanayi AS	64,686
27,045	Eregli Demir ve Celik Fabrikalari TAS (a)	36,156
1,937	Ford Otomotiv Sanayi AS	53,782
1,087	Gubre Fabrikalari TAS (a)	12,594
14,667	Haci Omer Sabanci Holding AS	27,709
11,022	KOC Holding AS	53,243
28,182	Koza Altin Isletmeleri AS	21,854
11,330	Sasa Polyester Sanayi AS (a)	17,108
3,596	Tofas Turk Otomobil Fabrikasi AS	30,564
7,833	Turk Hava Yollari AO (a)	60,104
34,848	Turkcell Iletisim Hizmetleri AS	59,066
17,280	Turkiye Garanti Bankasi AS	28,679
98,871	Turkiye Is Bankasi AS - Class C	73,247
9,607	Turkiye Petrol Rafinerileri AS	48,138
18,792	Turkiye Sise ve Cam Fabrikalari AS	31,414
96,223	Yapi ve Kredi Bankasi AS	58,578
		826,243
United Arab Emirates - 4.3%
59,420	Abu Dhabi Commercial Bank PJSC	129,905
43,716	Abu Dhabi Islamic Bank PJSC	122,591
141,084	Abu Dhabi National Energy Co. PJSC	116,002
84,335	Abu Dhabi National Oil Co. for Distribution PJSC	77,148
25,700	Abu Dhabi Ports Co. PJSC (a)	41,772
51,627	ADNOC Drilling Co. PJSC	51,163
111,485	Aldar Properties PJSC	157,833
28,991	Alpha Dhabi Holding PJSC (a)	149,020
83,930	Americana Restaurants International PLC	84,547
264,002	Dubai Electricity & Water Authority PJSC	171,066
107,079	Dubai Islamic Bank PJSC	157,426
24,451	Emaar Development PJSC	41,273
78,392	Emaar Properties PJSC	142,783
58,667	Emirates Central Cooling Systems Corp.	28,591
26,753	Emirates Integrated Telecommunications Co. PJSC	39,186
30,734	Emirates NBD Bank PJSC	141,830
44,343	Emirates Telecommunications Group Co. PJSC	222,862
65,107	First Abu Dhabi Bank PJSC	224,764
3,378	International Holding Co. PJSC (a)	367,506
109,638	Multiply Group PJSC (a)	101,489
5,846	National Marine Dredging Co. (a)	34,570
41,131	Presight AI Holding PLC (a)	27,212
54,780	Salik Co. PJSC	47,576
		2,678,115

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
United Kingdom - 0.2%
6,335	Anglogold Ashanti PLC	117,098
United States - 0.1%
1,032	Southern Copper Corp.	73,169
	TOTAL COMMON STOCKS (Cost $62,499,896)	60,923,938

PREFERRED STOCKS - 1.9%
Brazil - 1.5%
53,655	Banco Bradesco S.A.	149,203
11,453	Banco Santander Brasil S.A.	32,189
4,070	Braskem S.A. - Class A	12,940
7,127	Centrais Eletricas Brasileiras S.A. - Class B	54,282
41,802	Cia Energetica de Minas Gerais	97,090
30,496	Cia Paranaense de Energia	50,688
4,049	CTEEP-Cia de Transmissao de Energia Eletrica Paulista	17,082
25,728	Gerdau S.A.	111,653
19,490	Itau Unibanco Holding S.A.	103,679
59,938	Itausa S.A.	102,834
92,920	Klabin S.A.	78,881
19,326	Petroleo Brasileiro S.A.	133,127
38,224	Raizen S.A.	27,369
		971,017
Chile - 0.0% (c)
354	Sociedad Quimica y Minera de Chile S.A. - Class B	17,126
Colombia - 0.1%
6,309	Bancolombia S.A.	40,466
Republic of Korea - 0.3%
4,410	Samsung Electronics Co., Ltd.	175,022
	TOTAL PREFERRED STOCKS (Cost $1,221,073)	1,203,631

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Mexico - 0.2%
77,905	Fibra Uno Administracion S.A. de CV	118,441
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,864)	118,441

RIGHTS - 0.0 (c)
Brazil - 0.0% (c)
181	Localiza Rent a Car S.A. (a)	197
Republic of Korea - 0.0% (c)
2,050	Hanwha Ocean Co., Ltd. (a)(d)	2,656
Taiwan - 0.0% (c)
3,191	Winbond Electronics Corp. (a)(d)	290
	TOTAL RIGHTS (Cost $18,940)	3,143

Strive Emerging Markets Ex-China ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 1.1%
688,046	First American Government Obligations Fund - Class X, 5.27% (e)	688,046
	TOTAL MONEY MARKET FUNDS (Cost $688,046)	688,046

	TOTAL INVESTMENTS (Cost $64,539,819) - 100.8%	$62,937,199
	Liabilities in Excess of Other Assets - (0.8%)	(501,654)
	TOTAL NET ASSETS - 100.0%	$62,435,545

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) 144A restricted security.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued by the Valuation Committee in good faith in accordance with the policies adopted by the Board of Trustees.
(e) Rate shown is the 7-day effective yield.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive Emerging Markets Ex-China ETF did hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$60,923,938	$—	$—	$60,923,938
Preferred Stocks	12,03,631	—	—	12,03,631
Real Estate Investment Trusts	1,18,441	—	—	1,18,441
Rights	197	—	2,946	3,143
Money Market Funds	6,88,046	—	—	6,88,046
Total Investments in Securities	$62,934,253	$—	$2,946	$62,937,199
* For further detail on each asset class, see the Schedule of Investments
During the fiscal year ended October 31, 2023. Strive Emerging Markets Ex-China ETF did invest in a Level 3 investment and recognized the transfer to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Value, Beginning of Period	$275,658
Purchases	—
Proceeds from Sales	(267,243)
Net Realized Gains (Losses)	143,087
Corporate Actions	18,580
Change in Unrealized Appreciation (Depreciation)	(167,136)
Transfers In/(Out) of Level 3	—
Value, End of Year	$2,946

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